LOANS AND ALLOWANCE FOR LOAN LOSSES (Tables)	12 Months Ended
Dec. 31, 2010
Loans And Leases Receivable Gross Carrying Amount Tables [Abstract]
Loans And Allowance For Loan Losses (Tables)
Loans granted by the Group according to type of loan, which represents the Group’s concentration of credit risk, at December 31, 2009 comprised:
	2009			2010
	Greek	Foreign	Total	Greek	Foreign	Total
	residents			residents
	(EUR in thousands)
Consumer:
Residential mortgages	19,411,436	3,841,014	23,252,450	19,544,275	4,725,702	24,269,977
Credit card	1,913,804	2,403,912	4,317,716	1,773,156	3,503,593	5,276,749
Auto financing	433,563	263,254	696,817	405,734	205,996	611,730
Other consumer	4,890,722	2,680,275	7,570,997	4,852,444	3,084,471	7,936,915
Total consumer	26,649,525	9,188,455	35,837,980	26,575,609	11,519,762	38,095,371
Commercial:
Industry and mining	3,471,756	2,653,578	6,125,334	3,675,468	2,974,037	6,649,505
Small scale industry	2,066,500	1,663,914	3,730,414	2,090,239	1,449,556	3,539,795
Trade	8,280,514	3,412,668	11,693,182	7,788,532	3,784,789	11,573,321
Construction	1,252,555	1,461,677	2,714,232	1,226,936	1,597,771	2,824,707
Tourism	493,206	335,369	828,575	484,394	396,622	881,016
Shipping and transportation	1,876,137	676,727	2,552,864	2,152,631	780,670	2,933,301
Commercial mortgages	925,085	613,213	1,538,298	880,697	700,715	1,581,412
Public sector	8,522,357	383,686	8,906,043	8,860,862	392,521	9,253,383
Other	421,479	1,697,936	2,119,415	247,319	1,707,828	1,955,147
Total commercial	27,309,589	12,898,768	40,208,357	27,407,078	13,784,509	41,191,587
Total loans	53,959,114	22,087,223	76,046,337	53,982,687	25,304,271	79,286,958
Unearned income	(28,711)	(183,722)	(212,433)	(58,824)	(189,694)	(248,518)
Loans, net of unearned income	53,930,403	21,903,501	75,833,904	53,923,863	25,114,577	79,038,440
Less: Allowance for loan losses	(1,325,085)	(740,093)	(2,065,178)	(2,122,803)	(1,052,602)	(3,175,405)
Total Net Loans	52,605,318	21,163,408	73,768,726	51,801,060	24,061,975	75,863,035

	Past due 31-89 days	Past due greater than 90days	Total Past due loans	Current loans(1)	Loans measured at Fair value	Total	Total loans +90 days and accruing	Total Non accruing

Greek
Residential mortgages	932,421	1,804,213	2,736,634	16,807,641	-	19,544,275	582,407	1,221,806
Credit card	106,041	490,398	596,439	1,176,717	-	1,773,156	46,866	443,532
Other consumer	286,487	1,145,713	1,432,200	3,825,978	-	5,258,178	36,534	1,109,179
Small business loans	197,777	745,299	943,076	3,279,205	-	4,222,281	23,482	721,817
Other commercial loans	281,222	893,968	1,175,190	22,009,607	-	23,184,797	41,997	851,971
Total Greek loans	1,803,948	5,079,591	6,883,539	47,099,148	-	53,982,687	731,286	4,348,305

Foreign
Residential mortgages	204,578	158,984	363,562	3,811,916	550,224	4,725,702	97	158,887
Credit card	77,014	327,366	404,380	3,099,213	-	3,503,593	-	327,366
Other consumer	140,375	351,502	491,877	2,798,590	-	3,290,467	780	350,722
Small business loans	150,102	403,044	553,146	1,168,265	-	1,721,411	67,684	335,360
Other commercial loans	494,221	1,104,962	1,599,183	10,455,032	8,883	12,063,098	200,315	904,646
Total Foreign loans	1,066,290	2,345,858	3,412,148	21,333,016	559,107	25,304,271	268,876	2,076,981
Total loans	2,870,238	7,425,449	10,295,687	68,432,164	559,107	79,286,958	1,000,162	6,425,286

(1) loans less than 30 days past due are included in current loans

	Small business loans	Other commercial loans	Total commercial loans
	(EUR in thousands)
Greek
Satisfactory	1,317,834	20,428,464	21,746,298
Watchlist	1,889,368	2,021,343	3,910,711
Substandard	1,015,079	734,990	1,750,069
	4,222,281	23,184,797	27,407,078
Foreign
Satisfactory	1,121,790	10,529,810	11,651,600
Watchlist	192,343	819,501	1,011,844
Substandard	407,278	713,787	1,121,065
	1,721,411	12,063,098	13,784,509

Total	5,943,692	35,247,895	41,191,587

An analysis of the change in the allowance for loan losses for the years ended December 31, follows:
	2008	2009	2010
	(EUR in thousands)
Balance at beginning of year	1,132,952	1,232,626	2,065,178
Provision for loan losses	425,537	998,448	1,204,995
Write-offs	(322,240)	(196,312)	(140,371)
Recoveries	42,433	29,663	23,249
Net Write-offs	(279,807)	(166,649)	(117,122)
Translation differences	(46,056)	753	22,354
Allowance at end of year	1,232,626	2,065,178	3,175,405

	Consumer loans	Commercial loans	Total
Greek	(EUR in thousands)
Allowance for loan losses at year end	1,157,423	965,380	2,122,803
of which:
for impaired loans	1,084,476	935,458	2,019,934
for non-impaired loans	72,947	29,922	102,869

Impaired loans	3,636,743	1,993,829	5,630,572
Non-impaired loans	22,938,866	25,413,249	48,352,115

Foreign
Allowance for loan losses at year end	519,917	532,685	1,052,602
of which:
for impaired loans	439,966	469,107	909,073
for non-impaired loans	79,951	63,578	143,529

Impaired loans	746,765	2,008,638	2,755,403
Non-impaired loans	10,222,773	11,766,988	21,989,761

	Year ended December 31,
	2009	2010
	(EUR in thousands)
Specific allowances	398,179	564,598
Coefficient analysis	88,803	106,415
Homogeneous analysis	838,103	1,451,790
Foreign loans	740,093	1,052,602
Total loan loss allowance	2,065,178	3,175,405

	At and for the year ended December 31, 2010
	Total recorded balance	Related allowance	Average recorded balance	Interest income recognized during the period the loan was impaired	Interest income recognized on a cash basis

Greek
With no related allowance:
Other commercial loans	39,691	-	40,342	-	-

With related allowance:
Residential mortgages	1,733,171	(201,261)	1,251,762	3,623	3,857
Credit cards	490,513	(318,815)	423,935	9,594	46
Other consumer loans	1,413,059	(564,400)	983,960	9,914	9,117
Small business loans	1,060,754	(362,827)	745,503	4,960	67
Other Commercial loans	893,384	(572,631)	758,007	10,982	10,982
Total Greek impaired loans	5,630,572	(2,019,934)	4,203,509	39,073	24,069

Foreign
With no related allowance:
Residential mortgages	58	-	58	-	-
Other consumer loans	172	-	87	-	-
Small business loans	175,366	-	146,531	17,616	-
Other Commercial loans	195,032	-	188,933	16,562	-

With related allowance:
Residential mortgages	122,052	(39,052)	106,753	8	586
Credit cards	318,868	(211,212)	288,394	-	15,344
Other consumer loans	305,615	(189,702)	279,818	4,536	15,853
Small business loans	373,159	(101,364)	216,889	6,367	39
Other Commercial loans	1,265,081	(367,743)	1,164,736	32,353	30,851
Total Foreign impaired loans	2,755,403	(909,073)	2,392,199	77,442	62,673

	2008	2009	2010
	(EUR in thousands)
Average recorded investment in impaired loans	1,760,756	3,035,646	6,595,708
Interest income recognized on a cash basis	33,537	30,377	86,742

Securitized loans	2009	2010
	(EUR in thousands)
Commercial loans (Eterika Plc—July 2008)	1,262,548	-
Consumer loans (Revolver 2008—1 Plc—December 2008)	1,156,163	1,161,510
Credit cards (Revolver 2008—1 Plc—December 2008)	1,283,375	1,244,399
Receivables from Public sector (Titlos Plc—February 2009)	5,388,235	5,276,774
Total	9,090,321	7,682,683

Covered bonds	2009	2010
	(EUR in thousands)
Mortgages	5,172,215	14,038,207